Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.19%
Aerospace & Defense–5.43%
AeroVironment, Inc.(b)	6,307	$1,986,011
Axon Enterprise, Inc.(b)	3,148	2,259,131
Curtiss-Wright Corp.	4,314	2,342,243
General Electric Co.	8,077	2,429,723
Howmet Aerospace, Inc.	13,087	2,568,062
Rocket Lab Corp.(b)(c)	30,678	1,469,783
		13,054,953
Application Software–7.46%
AppLovin Corp., Class A(b)	10,836	7,786,099
Cadence Design Systems, Inc.(b)	9,964	3,499,955
Datadog, Inc., Class A(b)	16,079	2,289,650
Nutanix, Inc., Class A(b)	22,836	1,698,770
Palantir Technologies, Inc., Class A(b)	14,643	2,671,176
		17,945,650
Automotive Retail–1.05%
Carvana Co.(b)	6,679	2,519,586
Broadline Retail–1.93%
Amazon.com, Inc.(b)	12,915	2,835,746
MercadoLibre, Inc. (Brazil)(b)	771	1,801,781
		4,637,527
Communications Equipment–3.93%
Arista Networks, Inc.(b)	42,215	6,151,148
Lumentum Holdings, Inc.(b)	20,266	3,297,481
		9,448,629
Construction & Engineering–1.07%
Comfort Systems USA, Inc.	3,113	2,568,785
Consumer Finance–0.79%
American Express Co.	5,686	1,888,662
Education Services–0.76%
Duolingo, Inc.(b)	5,682	1,828,695
Electronic Components–1.76%
Amphenol Corp., Class A	34,134	4,224,082
Electronic Equipment & Instruments–0.74%
Advanced Energy Industries, Inc.	10,487	1,784,258
Electronic Manufacturing Services–2.48%
Flex Ltd.(b)	61,769	3,580,749
TTM Technologies, Inc.(b)	41,460	2,388,096
		5,968,845
Heavy Electrical Equipment–1.12%
GE Vernova, Inc.	4,381	2,693,877
Independent Power Producers & Energy Traders–1.30%
Vistra Corp.	15,939	3,122,769
Interactive Home Entertainment–0.84%
Roblox Corp., Class A(b)	14,644	2,028,487
Shares		Value
Interactive Media & Services–8.81%
Alphabet, Inc., Class A	36,029	$8,758,650
Meta Platforms, Inc., Class A	12,456	9,147,437
Reddit, Inc., Class A(b)	14,206	3,267,238
		21,173,325
Internet Services & Infrastructure–8.28%
Cloudflare, Inc., Class A(b)	24,123	5,176,555
CoreWeave, Inc., Class A(b)	18,931	2,590,707
MongoDB, Inc.(b)	12,047	3,739,148
Shopify, Inc., Class A (Canada)(b)	25,757	3,827,748
Snowflake, Inc., Class A(b)	20,315	4,582,048
		19,916,206
Investment Banking & Brokerage–3.60%
Goldman Sachs Group, Inc. (The)	4,883	3,888,577
Morgan Stanley	12,333	1,960,454
Robinhood Markets, Inc., Class A(b)	19,567	2,801,603
		8,650,634
Movies & Entertainment–3.06%
Netflix, Inc.(b)	3,251	3,897,689
Spotify Technology S.A. (Sweden)(b)	4,953	3,457,194
		7,354,883
Restaurants–1.14%
DoorDash, Inc., Class A(b)	10,116	2,751,451
Semiconductor Materials & Equipment–5.60%
ASML Holding N.V., New York Shares (Netherlands)	3,791	3,670,029
Lam Research Corp.	27,361	3,663,638
Nova Ltd. (Israel)(b)	11,507	3,678,327
Teradyne, Inc.	17,801	2,450,130
		13,462,124
Semiconductors–26.33%
Broadcom, Inc.	40,244	13,276,898
Credo Technology Group Holding Ltd.(b)	14,913	2,171,482
Impinj, Inc.(b)(c)	17,031	3,078,353
Lattice Semiconductor Corp.(b)	53,154	3,897,251
MACOM Technology Solutions Holdings, Inc.(b)	14,117	1,757,425
Monolithic Power Systems, Inc.	5,553	5,112,314
NVIDIA Corp.	120,316	22,448,559
SiTime Corp.(b)	11,793	3,553,349
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	28,698	8,015,065
		63,310,696
Systems Software–10.34%
Commvault Systems, Inc.(b)	13,178	2,487,743
Microsoft Corp.	22,297	11,548,731
Oracle Corp.	22,961	6,457,552
Rubrik, Inc.(b)	19,103	1,571,222
Zscaler, Inc.(b)	9,308	2,789,235
		24,854,483
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Shares		Value
Technology Hardware, Storage & Peripherals–1.37%
Western Digital Corp.	27,435	$3,293,846
Total Common Stocks & Other Equity Interests (Cost $147,041,078)		238,482,453
Money Market Funds–1.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	971,195	971,195
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	1,803,648	1,803,648
Total Money Market Funds (Cost $2,774,843)		2,774,843
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $149,815,921)		241,257,296
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.45%
Invesco Private Prime Fund, 4.26%(d)(e)(f) (Cost $5,896,766)	5,894,997	$5,896,766
TOTAL INVESTMENTS IN SECURITIES–102.80% (Cost $155,712,687)		247,154,062
OTHER ASSETS LESS LIABILITIES—(2.80)%		(6,726,677)
NET ASSETS–100.00%		$240,427,385
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$699,723	$24,541,317	$(24,269,845)	$-	$-	$971,195	$30,298
Invesco Treasury Portfolio, Institutional Class	1,299,604	45,576,732	(45,072,688)	-	-	1,803,648	55,783
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,779,762	61,836,035	(64,615,797)	-	-	-	70,348*
Invesco Private Prime Fund	7,285,610	148,067,508	(149,456,417)	-	65	5,896,766	186,480*
Total	$12,064,699	$280,021,592	$(283,414,747)	$-	$65	$8,671,609	$342,909

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$238,482,453	$—	$—	$238,482,453
Money Market Funds	2,774,843	5,896,766	—	8,671,609
Total Investments	$241,257,296	$5,896,766	$—	$247,154,062
Invesco V.I. Technology Fund